SHAREHOLDERS' EQUITY (Issuance of Shares) (Details) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended
	Oct. 10, 2018 USD ($) $ / shares	Jun. 14, 2018 $ / shares shares	Jun. 19, 2018 USD ($)	May 25, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018	Jun. 30, 2019 ₪ / shares shares	Dec. 31, 2018 ₪ / shares shares	May 25, 2018 ₪ / shares
Ordinary shares, par value | ₪ / shares							₪ 0.01	₪ 0.01
Ordinary shares, shares authorized | shares							100,000,000	100,000,000
Expected dividend yield					0.00%	0.00%
Deferred participation of BMS in R&D expenses					$ 4,121
At The Market Offering Program [Member]
Ordinary shares, par value | ₪ / shares									₪ 0.01
Proceeds from issuance of common stock				$ 25,000	$ 7,409
Issuance of shares, net, shares | shares					2,033,390
Issuance expenses					$ 301
Agreement [Member] | Registered direct offering [Member]
Proceeds from issuance of common stock			$ 19,767
Issuance expenses			$ 1,233
Ordinary shares, shares authorized | shares		5,316,457
Warrants purchase to ordinary shares | shares		4,253,165
Offering price per share | $ / shares		$ 3.95
Exercise price of warrants | $ / shares		$ 4.74
Expiration period of warrants		5 years
Master Clinical Agreement [Member]
Proceeds from issuance of common stock	$ 2,424,243
Offering price per share | $ / shares	$ 4.95
Equity investment	$ 12,000
Percentage of closing price	33.00%
Collaborative Arrangements [Member]
Proceeds from issuance of common stock					7,788
Issuance expenses					$ 91